Summary of Significant Accounting Policies - Foreign Currency Risk (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Foreign Currency Risk
The Group's cash and cash equivalents and restricted cash	$ 4,159,290		$ 2,476,571		$ 9,785,131	$ 18,431,209
RMB
Foreign Currency Risk
The Group's cash and cash equivalents and restricted cash	$ 1,174,195	¥ 8,440,580	$ 913,924	¥ 6,473,047